Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 563,058,544	$ 590,573,895
Less: current portion of long-term bank loans	(410,969,547)	(443,970,822)
Total long-term bank loans	152,088,997	146,603,073
Real estate properties under development	2,453,888,438	2,446,216,486	$ 2,869,622,702
Real estate properties held for lease	322,552,001	373,467,867	$ 440,300,371
Real estate properties development completed	854,076,531	830,840,167
Property and equipment, net	25,543,359	28,831,111
Restricted cash	96,356,223	269,285,004
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	398,837,052	424,482,379
Real estate properties held for lease	$ 278,724,872	$ 137,103,470
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
weighted average interest rate	6.06%	7.46%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development	$ 235,545,667	$ 223,105,450
Land use rights	249,556,186	261,499,802
Real estate properties held for lease	115,419,606	119,586,312
Real estate properties development completed	8,996,093	9,148,641
Long Term Bank Loan [Member] | Collateral Pledged [Member] | RMB
Debt Instrument [Line Items]
Long term bank loan	563,058,544
Long Term Bank Loan [Member] | Collateral Pledged [Member] | US Dollar
Debt Instrument [Line Items]
Long term bank loan	$ 0	0
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt instrument prime rate range	93.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt instrument prime rate range	189.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total	$ 0	23,760,042
Loan from ICBC [Member] | Loan from ICBC, Due December 22 , 2023, at 4.75 Per Annum
Debt Instrument [Line Items]
Total	$ 0	11,927,462
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from ICBC [Member] | Loan from ICBC, Due December 22 , 2023, at 4.75% per annum One
Debt Instrument [Line Items]
Total	$ 0	5,921,257
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from ICBC [Member] | Loan from ICBC, Due December 22 , 2023, at 4.75% per annum Two
Debt Instrument [Line Items]
Total	$ 0	5,911,323
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total	$ 20,458,300	20,805,215
Loan from Bank of China [Member] | Loan from Bank of China, Due March 19, 2023 at 5.22% per annum
Debt Instrument [Line Items]
Total	$ 14,118,909	14,358,326
Maturity date	Mar. 19, 2023
Stated rate	7.2375%
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2022 at 4.75% per annum
Debt Instrument [Line Items]
Total	$ 6,339,390	6,446,889
Maturity date	Oct. 31, 2022
Stated rate	4.75%
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 18,213,393	18,522,241
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd.Due March 18, 2022, at 6.5075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 18,213,393	18,522,241
Maturity date	Mar. 18, 2022
Stated rate	6.1575%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total	$ 256,145,359	267,914,884
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due May 30, 2031, at 8.5% per annum [Member]
Debt Instrument [Line Items]
Maturity date	May 30, 2031
Stated rate	4.40%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due May 30, 2031, at 6.5% per annum [Member]
Debt Instrument [Line Items]
Total	$ 46,451,212	49,249,060
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due March 16 2023 at 7.6% per annum [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 15, 2025
Stated rate	5.80%
Loan from Bank of Minsheng [Member] | Loan From Bank Of Minsheng Due March 30, 2023 At 7.6 Per annum [Member]
Debt Instrument [Line Items]
Total	$ 178,553,802
Maturity date	Mar. 30, 2023
Stated rate	7.60%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due January 14, 2024 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	$ 31,140,345
Maturity date	Jan. 14, 2024
Stated rate	6.65%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due July 7, 2026 at 4.40% per annum [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 07, 2026
Stated rate	4.40%
Loan from Bank of Minsheng [Member] | Loan From Bank Of Minsheng Due September 15 2025 At 5.8 Per annum [Member]
Debt Instrument [Line Items]
Total		186,902,335
Loan from Bank of Minsheng [Member] | Loan From Bank Of Minsheng Due July 7, 2026 At 4.4 Per annum [Member]
Debt Instrument [Line Items]
Total		31,763,490
Loan from Bank of Minsheng [Member] | Loan from Bank of Huaxia Co., Ltd Due March 21, 2023, at 7.00% per annum [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2023
Stated rate	7.00%
Loan from Bank of Huaxia Co., Ltd
Debt Instrument [Line Items]
Total	$ 16,925,749	0
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due May 26, 2025 at 7.00% per annum
Debt Instrument [Line Items]
Total	$ 11,293,716	0
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due Due May 26, 2025, at 7.00% per annum
Debt Instrument [Line Items]
Maturity date	May 26, 2025
Stated rate	6.50%
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due June 29, 2025 at 8.00% Per Annum
Debt Instrument [Line Items]
Total	$ 5,632,033	0
Maturity date	Jun. 29, 2025
Stated rate	7.00%
Loan from Bank of Huaxia Co., Ltd | Loan from Bank of Huaxia Co., Ltd Due March 30, 2023, at 8.00% Per Annum [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 30, 2023
Stated rate	8.00%
Loan from Xiamen International Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 6,847,671	10,337,995
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 6,847,671	7,179,163
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due November 16, 2024, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 16, 2024
Stated rate	6.80%
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due January 6, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 06, 2023
Stated rate	6.80%
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due April 30, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 0	3,158,832
Maturity date	May 07, 2023
Stated rate	7.30%
Loan from Bank of Guangzhou Co., Ltd [Member] | Loan from Bank of Guangzhou Co., Ltd Due September 3, 2024, at 7.30% per annum [Member]
Debt Instrument [Line Items]
Total	$ 87,889,366	89,999,679
Maturity date	Sep. 03, 2024
Stated rate	9.00%
Loan from Bank of Zhengzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 156,578,706	159,233,840
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due March 26, 2023, at 7.000075% per annum
Debt Instrument [Line Items]
Total	$ 50,686,885	51,546,392
Maturity date	Mar. 25, 2023
Stated rate	4.75%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due August 11, 2023 at 6.5% per annum
Debt Instrument [Line Items]
Total	$ 105,891,821	$ 107,687,448
Maturity date	Aug. 11, 2023
Stated rate	4.75%